Working Capital - Summary of Information about Inventories (Detail) - GBP (£) £ in Millions	Jun. 30, 2018	Jun. 30, 2017
Disclosure of inventories [abstract]
Raw materials and consumables	£ 321	£ 327
Work in progress	44	45
Maturing inventories	4,028	3,820
Finished goods and goods for resale	622	596
Inventories	£ 5,015	£ 4,788